BRAZOS MUTUAL FUNDS
Report From Management

                                                                January 15, 1998

Dear Fellow Shareholders, Clients and Friends:

A very fine year for the market, the economy and for Brazos Mutual Funds has come to a close. However, many important dynamics relative to the market and the economy closed out the year in a tumultuous manner. The confidence in the global financial markets has been shaken severely as several economies and currencies have sharply deteriorated. However, the bumpy close should not dim what has been a very solid year characterized by the following: a slow, but steadily growing economy; excellent market returns; a world at relative peace; and a quiet domestic political environment.

During the past year, both your Small Cap Growth portfolio and your Real Estate Securities portfolio have performed superbly. It is an understatement to say that the performance of these funds, as well as their acceptance in the marketplace, has far exceeded our expectations. The following chart outlines the Brazos Funds' performance relative to the appropriate benchmarks.


                                                                   Since
                                          Quarter Ending         Inception
                                             12-31-97      (12-31-96 - 12-31-97)
--------------------------------------------------------------------------------

     Brazos Small Cap Growth *                 -1.6%               54.5%
     Russell 2000                              -3.3%               22.4%
     NASDAQ Industrials                       -11.2%               10.4%
     Brazos Real Estate Sec.*                   3.1%               29.2%
     NAREIT Equity Index                        1.8%               20.3%
     Wilshire REIT Index                        1.1%               19.7%

Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original value. Returns are higher due to the maintenance of the portfolios' expenses by John McStay Investment Counsel.

Investing in small company stocks can involve higher risk and volatility than investing in large company stocks. The NASDAQ Industrials and Russell 2000 are unmanaged stock market indices without any associated expenses and their returns assume the reinvestment of all dividends.

The Real Estate Securities portfolio's investments may be subject to certain risks associated with the direct ownership of real estate. The NAREIT Equity Index and the Wilshire REIT Index are unmanaged indices without any associated expenses and their returns assume the reinvestment of all dividends.

BRAZOS MUTUAL FUNDS
Report From Management -- continued

Our positive position on the market remains unchanged, though admittedly more challenged. Our rationale is based on the following key points:

     1. Continued economic growth in the United States is highly predictable; slower, but very visible. This is in sharp contrast to most economies around the world.

     2. The deflationary implications of recent international events improve (lower) the outlook for inflation and interest rates in the United States.

     3. The recent turmoil in the markets around the world, both in terms of sequential weakness and in terms of the stark lack of market liquidity, causes the U.S. financial markets to appear relatively more attractive compared to foreign investment alternatives.

     4.   Valuation,   while  not  cheap,   is  supported   by  its   historical
          relationship to inflation and interest rates in a slow growth economic environment. This is particularly so of rapidly growing companies.

We expect capital flows will seek the best relative value within the safest haven. At present, the relative values offered by smaller domestic based companies stand out as unique opportunities in the world's mosaic.

Your portfolio is well positioned to benefit from this scenario. Not only is the quantitative valuation compelling, but dissecting the analysis to a deeper level, the qualitative aspects of your portfolio are compelling as well. You are invested in companies which overwhelmingly serve domestic end markets and you are invested in businesses with a high degree of recurring revenue - good companies operating good businesses.

Our enthusiasm for Real Estate Securities is as strong as ever. These companies are growing FFO (funds from operation) at double digit rates of growth while yielding around 5.5%. They are certainly attractive relative to the corporate environment as a whole. Additionally, the major secular trends relating to the securitization of real estate, which we early identified and have often written about, remain a powerful secular force.

Your Small Cap Growth Portfolio is positioned well to continue to benefit from the success of the Y2K companies (charged with the responsibility of correcting the year 2000 software problem) and media companies (enjoying the trends of consolidation and demographic growth), as well as other rapidly growing companies characterized by highly predictable and recurring revenue growth. Our research efforts in these areas continue to find exciting opportunities for your benefit.

BRAZOS MUTUAL FUNDS
Report From Management -- continued

As you are aware from our December 1, 1997 letter, our mutual fund company launched its third portfolio, the Brazos Micro Cap portfolio, at the end of 1997. This portfolio is focusing on the smallest 10% of all domestic marketable securities. The portfolio's goal is to allow our shareholders to benefit from the perceived significant opportunities available from the smallest and most rapidly growing companies. We are extremely excited about Brazos' ability to utilize our strong, fundamental bottom-up research skills in this relatively inefficient sector of the market

We thank you for your continued confidence in John McStay Investment Counsel, the advisor to Brazos, and we thank you for co-investing with us in our portfolios.

With my best wishes.
                                                  Sincerely,

                                                  /s/ John McStay
                                                  John McStay Investment Counsel

BRAZOS MUTUAL FUNDS
Report From Management -- continued

[GRAPHIC OMITTED: Line Chart showing Growth of a Dollar for Brazos, Russell 2000 and S&P Midcap for the period December 31, 1996 through November 30, 1997.]

    BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO
          GROWTH OF A DOLLAR*

           Brazos    Russell 2000    S&P 400 Midcap

Dec         10000       10000           10000
Jan         10930       10200           10375
Feb         10840        9952           10290
Mar         10200        9483            9851
Apr         10370        9509           10107
May         11922       10567           10991
Jun         12751       11020           11299
Jul         13969       11533           12418
Aug         14316       11797           12403
Sep         15700       12660           13116
Oct         15039       12104           12545
Nov         14710       12026           12731

     TOTAL RETURN
     FOR THE PERIOD DECEMBER 31, 1996+
         THROUGH NOVEMBER 30, 1997.

     FUND     47.08%

Assumes reinvestment of dividends and capital gains. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment.

*  Assuming initial investment of $10,000
+  Commencement of operations

BRAZOS MUTUAL FUNDS
Report From Management -- continued

[GRAPHIC OMITTED: Line Chart showing Growth of a Dollar for Brazos, Wishire REIT and NAREIT Equity for the period December 31, 1996 through November 30, 1997.]

    BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO
              GROWTH OF A DOLLAR*
           Brazos  Wilshire REIT    NAREIT Equity

Dec         10000      10000          10000
Jan         10270      10060          10110
Feb         10350      10025          10090
Mar         10439      10101          10068
Apr         10288       9731           9792
May         10560      10022          10080
Jun         11175      10571          10570
Jul         11600      10860          10897
Aug         11641      10798          10871
Sep         12533      11827          11820
Oct         12104      11450          11500
Nov         12439      11699          11749

         TOTAL RETURN
     FOR THE PERIOD DECEMBER 31, 1996+
         THROUGH NOVEMBER 30, 1997.

     FUND     24.39%

Assumes reinvestment of dividends and capital gains. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment.

*  Assuming initial investment of $10,000
+  Commencement of operations

BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO
Statement of Net Assets                                        November 30, 1997

                                                                                              Market Value
                                                                                  Shares       (Note 2)+
COMMON STOCK -- 96.7%
BASIC RESOURCES (NON-ENERGY)  -- 1.5%
         Cable Design Technologies*....................................          15,700      $     635,850
         Millenium Chemicals Inc.......................................          24,700            568,100
                                                                                             -------------
      TOTAL BASIC RESOURCES (NON-ENERGY) .............................................           1,203,950
                                                                                             -------------
BUSINESS SERVICES  -- 9.4%
         Abacus Direct Corp.*..........................................          25,600          1,068,800
         Administaff, Inc..............................................          31,200            694,200
         Airnet Systems, Inc. *........................................          33,100            670,275
         CBT Group plc*................................................          28,500          2,012,813
         Harte-Hanks Communications, Inc...............................          11,000            379,500
         Mac-Gray Corp.*...............................................          41,000            604,750
         Paychex, Inc..................................................          27,000          1,107,000
         Pierce Leahy Corp.*...........................................          15,000            365,625
         Romac International, Inc.*....................................          34,400            670,800
                                                                                             -------------
      TOTAL BUSINESS SERVICES ........................................................           7,573,763
                                                                                             -------------
CONSUMER DURABLES  -- 2.1%
         Herman Miller, Inc............................................          15,000            761,250
         Varlen Corp...................................................          34,650            948,544
                                                                                             -------------
      TOTAL CONSUMER DURABLES ........................................................           1,709,794
                                                                                             -------------
CONSUMER MERCHANDISING  -- 6.7%
         Central Garden and Pet Co.*...................................          18,400            522,100
         Cort Business Services Corp.*.................................           9,600            319,800
         Cost Plus, Inc.*..............................................          12,900            427,312
         General Nutrition Companies, Inc.*............................          30,900          1,054,462
         Landry's Seafood Restaurants, Inc.*...........................          24,100            677,813
         Michaels Stores, Inc.*........................................          43,800          1,418,025
         Renters Choice, Inc.*.........................................          24,800            558,000
         The Cheesecake Factory*.......................................          14,000            430,500
                                                                                             -------------
      TOTAL CONSUMER MERCHANDISING ...................................................           5,408,012
                                                                                             -------------
CONSUMER NON-DURABLES  -- 0.8%
         Whole Foods Market, Inc.*.....................................          14,900            683,537
                                                                                             -------------
CONSUMER SERVICES  -- 6.4%
         Bright Horizons, Inc.*........................................          40,900            649,287
         CHS Electronics, Inc.*........................................          11,600            218,950
         Devry, Inc.*..................................................          41,100          1,099,425
         Felcor Suite Hotels, Inc......................................          22,600            820,663
         Interstate Hotels Co.*........................................           9,200            340,400

6                                 See accompanying Notes to Financial Statements

BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO
Statement of Net Assets--continued                             November 30, 1997

                                                                                              Market Value
                                                                                  Shares       (Note 2)
         Rent-Way, Inc.*...............................................          23,600      $     407,100
         Sylvan Learning Systems, Inc.*................................          41,100          1,674,825
                                                                                             -------------
      TOTAL CONSUMER SERVICES ........................................................           5,210,650
                                                                                             -------------
ELECTRONIC TECHNOLOGY  -- 8.2%
         ADC Telecommunications, Inc.*.................................          21,900            814,406
         Comverse Technology, Inc.*....................................          24,900            838,819
         FEI Company *.................................................          28,600            471,900
         Innova Corp.*.................................................          17,800            311,500
         Nice-Systems Ltd.*............................................          11,600            506,050
         Peak International Ltd.*......................................          45,000            995,625
         Radisys Corp.*................................................          24,600          1,100,850
         Sanmina Corp.*................................................          13,900            945,200
         Sequent Computer Systems, Inc.*...............................          29,200            678,900
                                                                                             -------------
      TOTAL ELECTRONIC TECHNOLOGY ....................................................           6,663,250
                                                                                             -------------
ENERGY  -- 8.0%
         Basin Exploration, Inc.*......................................          67,300          1,245,050
         BJ Services Co.*..............................................           8,100            581,681
         Dawson Geophysical Co.*.......................................          52,500            997,500
         Dril-Quip, Inc.*..............................................          20,900            625,694
         Transmontaigne Oil Co.*.......................................          80,300          1,204,500
         Veritas DGC, Inc.*............................................          20,100            804,000
         Vintage Petroleum, Inc........................................          51,600            999,750
                                                                                             -------------
      TOTAL ENERGY ...................................................................           6,458,175
                                                                                             -------------
FINANCIAL  -- 4.9%
         E*trade Group, Inc.*..........................................          38,400            962,400
         Firstmerit Corp...............................................          21,700            575,050
         Franchise Mortgage Acceptance Co.*............................          10,700            187,250
         Peoples Heritage Financial Group, Inc.........................           9,500            404,938
         Security Capital Group, Inc.- (B Shares)......................          19,900            639,288
         The Finova Group, Inc. (B Shares).............................          13,800            650,325
         Westamerica Bancorporation....................................           5,900            539,113
                                                                                             -------------
      TOTAL FINANCIAL ................................................................           3,958,364
                                                                                             -------------
HEALTHCARE PRODUCTS  -- 5.4%
         Arqule, Inc.*.................................................          24,800            511,500
         Jones Medical Industries, Inc.................................          31,200          1,029,600
         Ocular Sciences, Inc.*........................................          17,400            439,350
         Safeskin Corp.................................................          10,700            509,587
         Steris Corp.*.................................................          11,600            545,200
         Waters Corp.*.................................................          31,100          1,331,469
                                                                                             -------------
      TOTAL HEALTHCARE PRODUCTS ......................................................           4,366,706
                                                                                             -------------

See accompanying Notes to Financial Statements                                 7

BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO
Statement of Net Assets--continued                             November 30, 1997

                                                                                              Market Value
                                                                                  Shares       (Note 2)+
HEALTHCARE SERVICES  -- 8.2%
         Ameripath, Inc.*..............................................          43,300      $     725,275
         Concentra Managed Care, Inc.*.................................          42,186          1,429,051
         Diagnostic Health Services, Inc.*.............................          43,200            507,600
         Maximus, Inc.*................................................          20,300            489,737
         Monarch Dental Corp.*.........................................          30,000            414,375
         National Research Corp.*......................................          20,500            401,031
         Orthodontic Centers of America, Inc.*.........................          56,000          1,015,000
         Parexel International Corp.*..................................          19,400            669,300
         Serologicals Corp.*...........................................          44,800            996,800
                                                                                             -------------
      TOTAL HEALTHCARE SERVICES ......................................................           6,648,169
                                                                                             -------------

MEDIA  -- 10.3%
         Cinar Films, Inc.*............................................          35,800          1,476,750
         Clear Channel Communications, Inc.*...........................          20,300          1,375,325
         Heftel Broadcasting Corp. (A Shares)*.........................          26,800          1,979,850
         Outdoor Systems, Inc.*........................................          55,700          1,719,737
         TMP Worldwide, Inc............................................          37,900            691,675
         Universal Outdoor Holdings, Inc.*.............................          24,600          1,097,775
                                                                                             -------------
      TOTAL MEDIA ....................................................................           8,341,112
                                                                                             -------------

TECHNOLOGY SERVICES/ SOFTWARE  -- 19.3%
         Affiliated Computer Services, Inc.* ..........................          17,400            406,725
         Ciber, Inc.*..................................................          24,900          1,095,600
         Complete Business Solutions, Inc.*............................          54,900          1,866,600
         Computer Horizons Corp.*......................................          52,700          1,739,100
         Great Plains Software, Inc.*..................................          28,500            641,250
         Harbinger Corp.*..............................................          29,400            882,000
         Inspire Insurance Solutions, Inc.*............................          29,100            552,900
         Keane, Inc.*..................................................          25,400            804,862
         Level One Communications, Inc.*...............................          21,800            910,150
         Mastech Corp.*................................................          36,500          1,067,625
         Metro Information Services, Inc...............................          29,700            764,775
         National Instruments Corp.*...................................          16,800            451,500
         Network Solutions, Inc. (A Shares)*...........................          33,700            547,625
         Realnetworks, Inc.*...........................................          25,000            384,375
         Software AG Systems, Inc.*....................................         114,200          1,163,412
         Sungard Data Systems, Inc.*...................................          67,100          1,736,213
         Transaction Systems Architects, Inc.*.........................          15,600            604,987
                                                                                             -------------
      TOTAL TECHNOLOGY SERVICES/ SOFTWARE ............................................          15,619,699
                                                                                             -------------

8                                 See accompanying Notes to Financial Statements

BRAZOS/JMIC SMALL CAP GROWTH PORTFOLIO
Statement of Net Assets--continued                             November 30, 1997

                                                                                              Market Value
                                                                                  Shares       (Note 2)
TRADITIONAL HEAVY INDUSTRY  -- 3.6%
         Federal-Mogul Corp............................................          16,600      $     682,675
         Halter Marine Group, Inc.*....................................          17,100            476,663
         Oregon Steel Mills, Inc.......................................          47,300            928,263
         Tetra Tech, Inc.*.............................................          32,300            825,669
                                                                                             -------------
      TOTAL TRADITIONAL HEAVY INDUSTRY ...............................................           2,913,270
                                                                                             -------------
TRANSPORTATION  -- 1.9%
         Jevic Transportation, Inc.*...................................          40,000            660,000
         Swift Transportation Co., Inc.*...............................          15,300            424,575
         US Xpress Enterprises, Inc.*..................................          19,800            438,075
                                                                                             -------------
      TOTAL TRANSPORTATION ...........................................................           1,522,650
                                                                                             -------------
      TOTAL COMMON STOCK (COST $75,377,758)............................................         78,281,101
                                                                                             -------------

MUTUAL FUNDS -- 2.3%
         Scudder Managed Cash Fund, (Cost $1,842,140)..................       1,842,140          1,842,140
                                                                                             -------------


Total Investments (Cost $77,219,898)+-- 99.0%...........................................     $  80,123,241

Other Assets and Liabilities, Net-- 1.0%................................................           774,741
                                                                                             -------------

Net Assets-- 100.0%.....................................................................     $  80,897,982
                                                                                             =============

Net Asset Value, offering and redemption price per share ($80,897,982/ 5,998,382
     outstanding shares of beneficial interest, no par value)...........................            $13.49
                                                                                             =============

                                                                                                 Amount

At November 30,1997, Net Assets consisted of:

Capital Paid-In.........................................................................     $  77,407,343
Accumulated net realized gain...........................................................           587,296
Net unrealized appreciation of investments..............................................         2,903,343
                                                                                             -------------

Net Assets, for 5,998,382 shares outstanding............................................     $  80,897,982
                                                                                             =============

*    Non-income producing security.
+ The cost for Federal income tax purposes was $77,282,753. At November 30, 1997, net unrealized appreciation was $2,840,488. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $6,700,691, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,860,203.

See accompanying Notes to Financial Statements                                 9

BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO
Statement of Net Assets                                        November 30, 1997

                                                                                              Market Value
                                                                                  Shares       (Note 2)
COMMON STOCK -- 99.8%
   APARTMENTS  -- 19.7%
         Apartment Investment & Management Co..........................          10,800      $     382,050
         Avalon Properties, Inc........................................          27,800            854,850
         Bay Apartment Communities, Inc................................          19,100            762,806
         Equity Residential Property Trust.............................          41,300          2,065,000
         Irvine Apartment Communities..................................           8,900            276,456
         Oasis Residential, Inc........................................          12,500            272,656
         Post Properties, Inc..........................................          41,600          1,606,800
         Security Capital Atlantic, Inc................................          63,737          1,378,313
         Security Capital Pacific Trust................................          79,457          1,931,798
         Summit Properties, Inc........................................          46,600            966,950
                                                                                             -------------
       TOTAL APARTMENTS................................................................         10,497,679
                                                                                             -------------
   DIVERSIFIED/OTHER -- 7.8%
         Glenborough Realty Trust, Inc.................................          37,800          1,020,600
         Golf Trust of America, Inc.*..................................          27,700            747,900
         National Golf Properties, Inc.................................          44,000          1,397,000
         Pacific Gulf Properties, Inc..................................          18,800            420,650
         Trammell Crow Co..............................................          25,900            569,800
                                                                                             -------------
       TOTAL DIVERSIFIED/OTHER.........................................................          4,155,950
                                                                                             -------------
   HEALTHCARE  -- 2.0%
         Healthcare Realty Trust, Inc..................................          35,800          1,047,150
                                                                                             -------------

   HOTELS  -- 9.0%
         Candlewood Hotel Company, Inc.*...............................          45,400            397,250
         Extended Stay America, Inc.*..................................          62,100            714,150
         Felcor Suite Hotels, Inc......................................          61,600          2,236,850
         Innkeepers USA Trust..........................................          26,800            430,475
         Patriot American Hospitality, Inc.............................          10,099            315,594
         Starwood Hotels & Resorts Trust...............................          13,500            723,938
                                                                                             -------------
       TOTAL HOTRLS....................................................................          4,818,257
                                                                                             -------------
   INDUSTRIAL  -- 7.1%
         AMB Property Corp.............................................          23,900            549,700
         Centerpoint Properties Corp...................................          15,600            516,750
         Meridian Industrial Trust.....................................          31,000            720,750
         Weeks Corp....................................................          62,200          1,990,400
                                                                                             -------------
       TOTAL INDUSTRIAL................................................................          3,777,600
                                                                                             -------------
   MANUFACTURED HOMES  -- 1.2%
         Sun Communities, Inc..........................................          17,700            644,944
                                                                                             -------------

   MIXED: OFFICE/INDUSTRIAL -- 3.0%
         Bedford Property Investors, Inc...............................          43,300            884,944

10                                See accompanying Notes to Financial Statements

BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO
Statement of Net Assets--continued                             November 30, 1997

                                                                                              Market Value
                                                                                  Shares       (Note 2)
         Liberty Property Trust .......................................          25,200      $     704,025
                                                                                             -------------
       TOTAL MIXED.....................................................................          1,588,969
                                                                                             -------------
   NET LEASE  -- 2.8%
         Captec Net Lease Realty, Inc.*................................          69,800          1,186,600
         Franchise Finance Corporation of America......................          12,400            328,600
                                                                                             -------------
       TOTAL NET LEASE.................................................................          1,515,200
                                                                                             -------------
   OFFICE  -- 12.3%
         Beacon Properties Corp........................................          11,700            526,500
         Carramerica Realty Corp.......................................          13,200            397,650
         Cousins Properties Inc........................................          10,300            311,575
         Highwoods Properties, Inc. ...................................          15,200            546,250
         Kilroy Realty Corp............................................          58,900          1,546,125
         Mgi Properties, Inc...........................................          12,200            282,888
         Prentiss Properties Trust.....................................          55,000          1,423,125
         SL Green Realty Corp..........................................          25,300            657,800
         Tower Realty Trust, Inc.......................................          36,000            877,500
                                                                                             -------------
       TOTAL OFFICE....................................................................          6,569,413
                                                                                             -------------
   OUTLET -- 0.9%
         Chelsea GCA Realty, Inc.......................................          12,000            456,000
                                                                                             -------------

   REGIONAL MALLS -- 12.0%
         CBL & Associates Properties, Inc..............................          37,400            899,938
         General Growth Properties.....................................          21,400            789,125
         JP Realty, Inc................................................          63,500          1,587,500
         Simon Debartolo Group, Inc....................................          36,500          1,193,094
         The Macerich Co...............................................          46,600          1,264,025
         Urban Shopping Centers, Inc...................................          19,800            659,588
                                                                                             -------------
       TOTAL REGIONAL MALLS............................................................          6,393,270
                                                                                             -------------
   STORAGE  -- 10.9%
         Public Storage, Inc...........................................          59,100          1,632,637
         Sovran Self Storage, Inc......................................          53,500          1,631,750
         Storage Trust Realty..........................................          58,500          1,455,187
         Storage USA, Inc..............................................          27,700          1,082,031
                                                                                             -------------
       TOTAL STORAGE...................................................................          5,801,605
                                                                                             -------------
   STRIP CENTERS -- 11.1%
         Bradley Real Estate, Inc......................................          27,500            556,875
         Developers Diversified Realty Corp............................          33,700          1,312,194
         IRT Property Co...............................................          68,300            823,869
         JDN Realty Corp...............................................          29,300            910,131
         Kimco Realty Corp.............................................          32,100          1,103,437
         Pan Pacific Retail Properties, Inc............................           8,700            178,350

See accompanying Notes to Financial Statements                                11

BRAZOS/JMIC REAL ESTATE SECURITIES PORTFOLIO
Statement of Net Assets--continued                             November 30, 1997

                                                                                              Market Value
                                                                                  Shares       (Note 2)
         Regency Realty Corp...........................................          39,800      $   1,057,187
                                                                                             -------------
       TOTAL STRIP CENTERS.............................................................          5,942,043
                                                                                             -------------
      TOTAL COMMON STOCK (COST $52,322,616)............................................         53,208,080
                                                                                             -------------

WARRANTS -- 0.1%
         Security Capital Group (Cost $44,187) ........................           5,612             30,164
                                                                                             -------------

MUTUAL FUNDS -- 3.8%
         Scudder Managed Cash Fund (Cost $2,032,861)...................       2,032,861          2,032,861
                                                                                             -------------

U.S. TREASURY OBLIGATIONS -- 0.9%
                                                                                 Par

         U.S. Treasury Bill, 4.67%, 12/04/97 (Cost $499,806)...........        $500,000            499,806
                                                                                             -------------


Total Investments (Cost $54,899,470)+-- 104.6%..........................................        55,770,911

Other Assets and Liabilities, Net-- (4.6)%..............................................        (2,462,658)
                                                                                             -------------

Net Assets-- 100.0%.....................................................................     $  53,308,253
                                                                                             =============

Net Asset Value, offering and redemption per share ($53,308,253/4,742,801
outstanding shares of beneficial interest, no par value) ...............................     $      11.24
                                                                                             ============

                                                                                                 Amount
At November 30, 1997, Net Assets consisted of:

Capital Paid-In ........................................................................     $ 51,355,007
Undistributed net investment income ....................................................          575,203
Accumulated net realized gain ..........................................................          506,602
Net unrealized appreciation of investments .............................................          871,441
                                                                                             ------------

Net Assets, for 4,742,801 shares outstanding ...........................................     $ 53,308,253
                                                                                             ============

*    Non-income producing security.

+ The cost for Federal income tax purposes was $54,925,543. At November 30, 1997, net unrealized appreciation was $845,368. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $1,556,868, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $711,500.

12                                See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statements of Operations for the Period December 31, 1996+ through November 30, 1997

                                                                        Small Cap        Real Estate
                                                                          Growth         Securities
                                                                        Portfolio         Portfolio
Investment Income:
Dividends  .....................................................       $    56,496      $  1,432,388
Interest .......................................................           120,947           116,561
                                                                       -----------------------------

     Total investment income....................................           177,443         1,548,949
                                                                       -----------------------------

Expenses:
   Advisory fee (Note 4) .......................................           239,078           237,702
   Administration fee (Note 4) .................................            42,986            41,826
   Accounting fee (Note 4) .....................................            41,808            41,352
   Custodian fee (Note 4) ......................................            26,145            25,891
   Transfer Agent fee (Note 4)..................................            31,695            31,642
   Trustees' fees and expenses (Note 4) ........................             6,000             6,000
   Amortization of organization and offering expenses
         (Note 2) ..............................................            30,061            30,061
   Registration fees ...........................................            14,858            16,477
   Reports to shareholders .....................................            12,801            14,198
   Legal .......................................................            12,905            16,504
   Audit .......................................................            14,000            14,000
   Other .......................................................             7,035             6,918
                                                                       -----------------------------
     Total expenses before fee waivers .........................           479,372           482,571
     Advisory fee waived (Note 4) ..............................          (107,342)         (139,015)
     Administration fee waived (Note 4).........................            (4,051)           (4,051)
     Accounting fee waived (Note 4).............................            (5,610)           (5,610)
     Transfer agent fee waived (Note 4).........................            (3,750)           (3,750)
                                                                       -----------------------------
     Total expenses, net .......................................           358,619           330,145
                                                                       -----------------------------
   Net investment income (loss) ................................          (181,176)        1,218,804
                                                                       -----------------------------
Realized and unrealized gain on investments:
   Net realized gain on investment transactions ................         4,388,209         4,485,233
     Net unrealized appreciation of investments during
         the period.............................................         2,903,343           871,441
                                                                       -----------------------------
     Net gain on investments ...................................         7,291,552         5,356,674
                                                                       -----------------------------
Net increase in net assets resulting from operations  ..........       $ 7,110,376      $  6,575,478
                                                                       =============================

+  Commencement of Operations.

See accompanying Notes to Financial Statements                                13

BRAZOS MUTUAL FUNDS
Statements of Changes in Net Assets

                                                                        Small Cap        Real Estate
                                                                          Growth         Securities
                                                                        Portfolio         Portfolio
For the Period December 31, 1996+
   through November 30, 1997

Increase (Decrease) in Net Assets:
Operations:
   Net investment income (loss).................................      $   (181,176)     $  1,218,804
   Net realized gain on investment transactions ................         4,388,209         4,485,233
   Net unrealized appreciation of investments during
     the period ................................................         2,903,343           871,441
                                                                      ------------------------------
   Net increase in net assets resulting from operations ........         7,110,376         6,575,478
                                                                      ------------------------------
Distributions to shareholders from:
   Net investment income ($0.00 and $0.23 per share,
         respectively) .........................................                --          (643,601)
   Net realized gain on investments ($1.17 and $0.93 per
       share, respectively).....................................        (3,619,737)       (3,978,631)
                                                                      ------------------------------
   Total distributions..........................................        (3,619,737)       (4,622,232)
                                                                      ------------------------------

Increase in net assets from Fund share transactions (Note 5) ...        77,357,343        51,305,007
                                                                      ------------------------------

   Total increase in net assets ................................        80,847,982        53,258,253

Net Assets:
     Beginning of period .......................................            50,000            50,000
                                                                      ------------------------------
     End of period..............................................       $80,897,982     $  53,308,253
                                                                      ==============================

+  Commencement of operations.

14                                See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                               For the Period December 31, 1996*
                                                   through November 30, 1997

Small Cap Growth Portfolio
Net Asset Value-- Beginning of Period ..............       $ 10.00
                                                           -------


Investment Operations:
   Net investment loss..............................         (0.03)
   Net realized and unrealized gain on
         investments ...............................          4.69
                                                           -------

      Total from investment operations..............          4.66
                                                           -------


Distributions:
   From net realized gain...........................         (1.17)
                                                           -------


Net Asset Value-- End of Period  ...................        $13.49
                                                           =======


Total Return*** ....................................        47.08%
Ratios (to average net assets)/Supplemental Data
   Expenses + ......................................       1.35%**
   Net investment loss..............................     (0.68)%**
Portfolio turnover rate ............................       147.86%
Average commission rate paid 1 .....................       $0.0551
Net assets at end of period (000 omitted) ..........       $80,898

See accompanying Notes to Financial Statements                                15

BRAZOS MUTUAL FUNDS
Financial Highlights

                                               For the Period December 31, 1996*
                                                   through November 30, 1997

Real Estate Securities Portfolio
Net Asset Value-- Beginning of Period  .............        $ 10.00
                                                            -------


Investment Operations:
   Net investment income............................           0.35
   Net realized and unrealized gain on
         investments ...............................           2.05
                                                            -------

      Total from investment operations .............           2.40
                                                            -------


Distributions:
   From net investment income.......................          (0.23)
   From net realized gain...........................          (0.93)
                                                            -------

      Total distributions...........................          (1.16)
                                                            -------


Net Asset Value-- End of Period ....................        $ 11.24
                                                            =======


Total Return*** ....................................         24.39%
Ratios (to average net assets)/Supplemental Data:
   Expenses++........................................       1.25%**
   Net investment income............................        4.61%**
Portfolio turnover rate ............................        184.74%
Average commission rate paid 1 .....................        $0.0644
Net assets at end of period (000 omitted)...........        $53,308

*    Commencement of operations.
**   Annualized.
***  Unannualized.
+ The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio (if necessary) in order to keep the annual expense ratio from exceeding 1.35% of its average daily net assets. In addition the Administrator, Accounting Agent and Transfer Agent have agreed to waive a portion of their fees. Without the assumption of and waivers of expenses, the annualized ratio of expenses to average daily net assets would have been 1.80% for the period ended November 30, 1997.
++ The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio (if necessary) in order to keep the annual expense ratio from exceeding 1.25% of its average daily net assets. In addition the Administrator, Accounting Agent and Transfer Agent have agreed to waive a portion of their fees. Without the assumption of and waivers of expenses, the annualized ratio of expenses to average daily net assets would have been 1.83% for the period ended November 30, 1997.
1 Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged.

16                                See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Notes to Financial Statements                                  November 30, 1997

1. Description of the Fund. The Brazos Mutual Funds (the "Fund" ) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Delaware business trust. The Declaration of Trust, dated October 28, 1996, permits the Trustees to establish separate series or "Portfolios," each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into two Portfolios, the BRAZOS/JMIC Small Cap Growth Portfolio ("Small Cap Growth Portfolio") and the BRAZOS/JMIC Real Estate Securities Portfolio ("Real Estate Securities Portfolio")(each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio currently consists of a single class of shares. The investment objective of the Small Cap Growth Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitalization companies. The investment objective of the Real Estate Securities Portfolio is to provide a balance of income and appreciation (with reasonable risk to principal) by investing primarily in equity securities of companies which are principally engaged in the real estate industry.

Because the Real Estate Securities Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free, pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.



2.  Significant   Accounting  Policies.  The  following  is  a  summary  of  the significant accounting policies of the Fund:

Security Valuation. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price as the market value. For listed securities, the Portfolios use the price quoted by the exchange on which the security is primarily traded. Unlisted securities and listed securities, including REITs, which have not been traded on the valuation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees. As of November 30, 1997, no securities were valued by the Board of Trustees.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements - continued                      November 30, 1997

Federal Income Taxes. Each Portfolio is treated as a separate entity and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

Distributions to Shareholders. The Small Cap Growth Portfolio will normally distribute substantially all of its net investment income in an annual dividend. The Real Estate Securities Portfolio will normally distribute substantially all of its net investment income in quarterly dividends. Both Portfolios will distribute any realized net capital gains annually.

The Real Estate Securities Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capital gains and returns of capital. Accordingly, the Portfolio's distributions to shareholders may include a portion that may be a return of capital received from the REITs, as well as a return of capital attributed to distributions of other income for financial reporting purposes. Distributions determined to be returns of capital are not subject to current taxation. In accordance with Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies ("SOP"), distributions representing a return of capital for tax purposes are charged to capital paid in.

Deferred Organization and Offering Costs. Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Offering costs, including initial registration costs, have been deferred and will be charged to expense during the Fund's first year of operation.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements - continued                      November 30, 1997

3. Investment Securities. During the period ended November 30, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:


                                        Small Cap Growth  Real Estate Securities
                                            Portfolio              Portfolio

   Purchases..........................     $111,525,646        $ 97,544,991
   Sales..............................       40,535,804          49,663,741


4. Advisory Fee and Other Transactions with Affiliates. The Fund, on behalf of each Portfolio, employs John McStay Investment Counsel (the "Adviser"), an investment counseling firm founded in 1983, to furnish investment advisory and other services to the Fund. Under an Investment Advisory Agreement with the
Fund, dated November 25, 1996, the Adviser manages the investment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Fund's Board of Trustees. For its services under the Advisory Agreement, the Fund pays the Adviser a monthly fee at the annual rate of 0.90% of the average daily net assets of each Portfolio. The Adviser has voluntarily agreed to keep operating expenses for the Small Cap Growth Portfolio and Real Estate Securities Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) from exceeding an annual rate of 1.35% and 1.25%, respectively, of each Portfolio's average daily net assets. The Fund will not reimburse the Adviser for any advisory fees that are waived or Portfolio expenses that the Adviser may bear on behalf of a Portfolio.

The following table summarizes the advisory fees for the period ended November 30, 1997:


                                                    Gross Adviser       Adviser
                                                          Fee         Fee Waived

      Small Cap Growth Portfolio....................    $239,078     $ (107,342)
      Real Estate Securities Portfolio..............     237,702       (139,015)

Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, provides administration services to the Fund. For administration services provided, RSMC receives an annual administration fee from the Fund equal to the greater of: (1) a minimum annual fee of $32,500 for each of the first two single-class Portfolios plus $15,000 for any additional Portfolio, or second or additional class of a Portfolio; or (2) an asset-based fee, equal to a percentage of the average daily net assets of the Fund, on a Fund-wide basis, according to the following schedule: 0.15% of the first $50 million in assets; plus 0.10% of assets between $50 million and $200 million; plus 0.07%

BRAZOS MUTUAL FUNDS
Notes to Financial Statements - continued                      November 30, 1997

of assets in excess of $200 million. Each Portfolio shares in its pro-rata portion of the Fund's fee. For the period ended November 30, 1997, RSMC fees for administration services for the Small Cap Growth Portfolio and Real Estate Securities Portfolio were $42,986 and $41,826, respectively, of which $4,051 per portfolio was waived.

RSMC determines the net asset value per share of the Portfolios and provides accounting services to the Portfolios. For accounting services provided RSMC receives an annual fee of $45,000 per Portfolio, plus an asset-based fee, equal to a percentage of the average daily net assets of each Portfolio, according to the following schedule: 0.03% of assets between $50 million and $100 million; plus 0.02% of assets in excess of $100 million. For the period ended November 30, 1997, RSMC fees for accounting services for the Small Cap Growth Portfolio and Real Estate Securities Portfolio were $41,808 and $41,352, respectively, of which $5,610 per Portfolio was waived.

RSMC also serves as Transfer and Dividend Paying Agent for the Fund pursuant to a Transfer Agent Agreement with the Fund, dated December 31, 1996. For the period ended November 30, 1997, RSMC fees for transfer agent services for the Small Cap Growth Portfolio and Real Estate Securities Portfolio were $31,695 and $31,642, respectively, of which $3,750 per portfolio was waived. WTC serves as Custodian of the assets of the Fund. For the period ended November 30, 1997, WTC fees for custody services for the Small Cap Growth Portfolio and Real Estate Securities Portfolio were $26,145 and $25,891, respectively.

Pursuant to a Distribution Agreement with the Fund dated December 31, 1996, Rodney Square Distributors, Inc. ("RSD"), a wholly-owned subsidiary of WTC, assists in securing purchasers for shares of the Fund. RSD also directly, or through its affiliates, provides investor support services. RSD receives no compensation for distribution of shares of the Fund, except for reimbursement of out-of-pocket expenses.

Certain trustees and officers of the Fund are also officers of the Fund's Investment Adviser. Such trustees and officers are paid no fees by the Fund for serving as trustees or officers of the Fund.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements - continued                      November 30, 1997

5. Fund Shares. At November 30, 1997, there were an unlimited number of shares of beneficial interest, no par value, authorized. The following table summarizes the activity in shares of each Portfolio:


   For the Period December 31, 1996+
   through November 30, 1997

                                                          Small Cap                      Real Estate
                                                      Growth Portfolio              Securities Portfolio

                                                   Shares           Amount          Shares          Amount
   Shares sold..............................       5,958,892      $76,803,151      4,528,484      $48,887,308
   Shares issued to shareholders in
        reinvestment of distributions.......         256,842        3,494,269        381,700        4,223,787
   Shares redeemed..........................        (222,352)      (2,940,077)      (172,383)      (1,806,088)
                                                   ---------      -----------      ---------      -----------

   Net increase.............................       5,993,382      $77,357,343      4,737,801      $51,305,007
                                                                  ===========                     ===========


   Shares outstanding:
   Beginning of period......................           5,000                           5,000
                                                   ---------                       ---------

   End of period............................       5,998,382                       4,742,801
                                                   =========                       =========

+  Commencement  of  Operations.

6. Subsequent Event. RSMC has entered into an agreement with PFPC, Inc. ("PFPC") pursuant to which PFPC will acquire the fund accounting, administration and transfer agent business of RSMC. Effective January 5, 1998, the services previously provided to the Fund by RSMC will be provided by PFPC.

BRAZOS MUTUAL FUNDS
Report of Independent Accountants                              November 30, 1997


To the Shareholders and Board of Trustees of Brazos Mutual Funds:


We have audited the accompanying statements of net assets of the Brazos/JMIC Small Cap Growth Portfolio and the Brazos/JMIC Real Estate Securities Portfolio, each a series of Brazos Mutual Funds, as of November 30, 1997, and the related statements of operations, changes in net assets and financial highlights for the period from December 31, 1996 (commencement of operations) through November 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Brazos/JMIC Small Cap Growth Portfolio and the Brazos/JMIC Real Estate Securities Portfolio as of November 30, 1997, the results of their operations, changes in net assets, and their financial highlights for the period from December 31, 1996 (commencement of operations) through November 30, 1997, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998

BRAZOS MUTUAL FUNDS
Tax Information (Unaudited)                                    November 30, 1997

For the fiscal year ended November 30, 1997, the Small Cap Growth Portfolio and Real Estate Securities Portfolio paid distributions of $1.17 and $0.93 per share, respectively, from net short-term capital gains.

                TRUSTEES

             JOHN H. MASSEY
           DAVID M. REICHERT
          DAN L. HOCKENBROUGH


                OFFICERS

          DAN L. HOCKENBROUGH
         Chairman of the Board,
 President and Chief Financial Officer

           TRICIA A. HUNDLEY
     Vice President, Secretary and
           Compliance Officer

           LOREN J. SOETENGA
      Vice President and Treasurer

               CUSTODIAN

        WILMINGTON TRUST COMPANY
             1100 N. MARKET
       WILMINGTON, DELAWARE 19890

                COUNSEL

      DRINKER, BIDDLE & REATH LLP
          1345 CHESTNUT STREET
    PHILADELPHIA, PENNSYLVANIA 19107

                AUDITORS

        COOPERS & LYBRAND L.L.P.
        2400 ELEVEN PENN CENTER
    PHILADELPHIA, PENNSYLVANIA 19103

          BRAZOS MUTUAL FUNDS
             ANNUAL REPORT
           November 30, 1997

                 BRAZOS
             JMIC SMALL CAP
            GROWTH PORTFOLIO

            JMIC REAL ESTATE
          SECURITIES PORTFOLIO


           INVESTMENT ADVISER
              JOHN MCSTAY
           INVESTMENT COUNSEL
            5949 SHERRY LANE
               SUITE 1560
          DALLAS, TEXAS 75225